Credit Facilities (Summary of Distribution Limit Percent of Modified FFO) (Details)		3 Months Ended							6 Months Ended
	Aug. 10, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
New Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent								115.00%	95.00%
Subsequent Event
Line of Credit Facility [Line Items]
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent	95.00%
Subsequent Event | New Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent		100.00%	100.00%	105.00%	105.00%	110.00%	110.00%